Stock-Based Compensation Costs (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 181,557	$ 198,188	$ 543,154	$ 433,830	$ 822,452	$ 249,286	$ 2,948,404	$ 3,491,558
Research and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	84,957	56,500	197,771	125,100	372,800	130,903	1,403,777	1,601,548
General and Administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 96,600	$ 141,688	$ 345,383	$ 308,730	$ 449,652	$ 118,383	$ 1,544,627	$ 1,890,010